Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (12,392)	$ (10,821)	$ (13,763)
Interest on Series A, B, C and D Notes, net	(11,683)	(5,758)	(1,060)
Interest on short-term bank credit and loans	(14,857)	(7,683)	(9,112)
Guarantees	(17,356)	(13,908)	(12,172)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	10,542	(10,178)	(33,386)
Interest Expense, Other	(8,670)	6,080	(4,864)
Interest Expense	(54,416)	(42,268)	(74,357)
Interest on cash, cash equivalents and bank deposits	383	469	1,075
Other	2,669	1,406	2,012
Investment Income, Nonoperating	3,052	1,875	3,087
Financial expenses, net	$ (51,364)	$ (40,393)	$ (71,270)